UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico                      New York, NY           08/12/05
-------------------------------------------------------------------------------
    [Signature]                         [City, State]          [Date]


/s/ Ellen H. Adams                      New York, NY           08/12/05
-------------------------------------------------------------------------------
    [Signature]                         [City, State]          [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

INVESTMENT MANAGER: CASTLEROCK ASSET MANAGEMENT, INC.


                                   TITLE                   VALUE         SHRS/   SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS      CUSIP     (X$1,000)     PRN AMT   PRN  CALL DISCRETION  MANAGERS   SOLE   SHARED NONE

ADVANCE AUTO PARTS INC              COM      00751Y106     5,967        92,435   SH           SOLE               92,435
AETNA INC NEW                       COM      00817Y108     5,833        70,427   SH           SOLE               70,427
AMERICAN INTERNATIONAL GROUP        COM      026874107     3,959        68,138   SH           SOLE               68,138
AMERICREDIT CORP                    COM      03060R101     6,374       249,954   SH           SOLE              249,954
BANK OF NEW YORK CO INC             COM      064057102        20           700   SH           SOLE                  700
BUCYRUS INTL INC                   CL A      118759109     1,379        36,315   SH           SOLE               36,315
CISCO SYSTEMS INC                   COM      17275R102     3,863       202,475   SH           SOLE              202,475
COMPUTER ASSOCIATES INTL INC        COM      204912109     5,197       189,107   SH           SOLE              189,107
CONSOL ENERGY INC                   COM      20854P109     4,557        85,042   SH           SOLE               85,042
CORNING INC                         COM      219350105     4,814       289,626   SH           SOLE              289,626
CROWN CASTLE INTL CORP              COM      228227104     2,798       137,687   SH           SOLE              137,687
DOBSON COMMUNICATIONS CORP         CL A      256069105     3,003       704,913   SH           SOLE              704,913
EQUINIX INC                       COM NEW    29444U502     9,653       222,729   SH           SOLE              222,729
FLANDERS CORP                       COM      338494107     1,516       168,405   SH           SOLE              168,405
GAYLORD ENTERTAINMENT CO NEW        COM      367905106     3,326        71,539   SH           SOLE               71,539
GOOGLE INC                         CL A      38259P508     7,183        24,420   SH           SOLE               24,420
HALOZYME THERAPEUTICS INC           COM      40637H109        52        28,300   SH           SOLE               28,300
HONEYWELL INTL INC                  COM      438516106     1,859        50,756   SH           SOLE               50,756
HUDSON CITY BANCORP INC             COM      443683107       546        47,820   SH           SOLE               47,820
INTEROIL CORP                       COM      460951106     1,369        50,368   SH           SOLE               50,368
ISOLAGEN INC                        COM      46488N103       418       102,070   SH           SOLE              102,070
JAMES RIVER COAL CO               COM NEW    470355207     6,345       183,128   SH           SOLE              183,128
KMG AMERICA CORP                    COM      482563103     1,177       118,442   SH           SOLE              118,442



LAIDLAW INTL INC                    COM      50730R102     2,600       107,888   SH           SOLE              107,888
MARATHON OIL CORP                   COM      565849106     1,383        25,915   SH           SOLE               25,915
MARVEL ENTERPRISES INC              COM      57383M108     1,758        89,126   SH           SOLE               89,126
MARVELL TECHNOLOGY GROUP LTD        ORD      G5876H105     1,262        33,230   SH           SOLE               33,230
MEMC ELECTRONIC MATERIALS           COM      552715104    12,569       797,046   SH           SOLE              797,046
MICHAELS STORES INC                 COM      594087108     2,812        67,967   SH           SOLE               67,967
MOMENTA PHARMACEUTICALS INC         COM      60877T100       342        17,280   SH           SOLE               17,280
MORTGAGEIT HOLDINGS INC             COM      61915Q108     4,226       231,580   SH           SOLE              231,580
MOTOROLA INC                        COM      620076109     3,284       179,860   SH           SOLE              179,860
NATIONAL SEMICONDUCTOR CORP         COM      637640103     1,383        62,775   SH           SOLE               62,775
NII HOLDINGS INC                 CL B NEW    62913F201     9,717       151,970   SH           SOLE              151,970
NITROMED INC                        COM      654798503     4,567       234,821   SH           SOLE              234,821
NUVELO INC                        COM NEW    67072M301       239        30,881   SH           SOLE               30,881
ORACLE SYSTEMS CORP                 COM      68389X105     2,745       207,980   SH           SOLE              207,980
PETROHAWK ENERGY CORPORATION        COM      716495106     3,255       301,372   SH           SOLE              301,372
PSYCHIATRIC SOLUTIONS INC           COM      74439H108     1,781        36,565   SH           SOLE               36,565
RELIANT ENERGY INC                  COM      75952B105     1,465       118,331   SH           SOLE              118,331
SBA COMMUNCATIONS CORP              COM      78388J106     1,598       118,365   SH           SOLE              118,365
SENOMYX INC                         COM      81724Q107     1,170        70,836   SH           SOLE               70,836
SPRINT CORP                       COM FON    852061100     1,369        54,580   SH           SOLE               54,580
STARWOOD HOTELS & RESORTS       PAIRED CTF   85590A203     4,065        69,412   SH           SOLE               69,412
STATION CASINOS INC                 COM      857689103     3,201        48,213   SH           SOLE               48,213
STEEL DYNAMICS INC                  COM      858119100       677        25,790   SH           SOLE               25,790



SYMANTEC CORP                       COM      871503108     3,383       155,630   SH           SOLE              155,630
TELETECH HOLDINGS INC               COM      879939106     1,226       150,395   SH           SOLE              150,395
TELIK INC                           COM      87959M109       690        42,475   SH           SOLE               42,475
TRANSOCEAN INC                      ORD      G90078109     3,672        68,035   SH           SOLE               68,035
TYCO INTERNATIONAL LTD              COM      902124106     3,143       107,623   SH           SOLE              107,623
XM SATELLITE RADIO HLDGS INC       CL A      983759101     2,848        84,612   SH           SOLE               84,612
                                    52       TOTAL       163,638

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         52
Form 13F Information Table Value Total:         163,638
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE